INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES	GOODWILL	CUSTOMER CONTRACTS AND CUSTOMER BASES	CONTENT ASSETS	INTERNALLY DEVELOPED INTANGIBLES	TOTAL
Net book amount as of January 1, 2024	78,071	10,800	4,964	—	4,165	98,000
Additions including adjustments arising as a result of a change in estimates	33,782	—	4,274	255	1,089	39,400
Amortization charge	(38)	—	(1,065)	(127)	(589)	(1,819)
Translation differences	(2,257)	—	(38)	5	(127)	(2,417)
Net book amount as of June 30, 2024	109,558	10,800	8,135	133	4,538	133,164
Cost	116,342	10,800	11,765	3,797	6,539	149,243
Accumulated amortization	(6,784)	—	(3,630)	(3,664)	(2,001)	(16,079)
Net book amount as of June 30, 2024	109,558	10,800	8,135	133	4,538	133,164

Net book amount as of January 1, 2023	69,554	10,800	5,137	—	3,030	88,521
Additions	392	—		—	962	1,354
Amortization charge	—	—	(282)	—	(395)	(677)
Translation differences	672	—	39	—	19	730
Net book amount as of June 30, 2023	70,618	10,800	4,894	—	3,616	89,928
Cost	77,332	10,800	7,269	3,542	4,652	103,595
Accumulated amortization	(6,714)	—	(2,375)	(3,542)	(1,036)	(13,667)
Net book amount as of June 30, 2023	70,618	10,800	4,894	—	3,616	89,928

Acquisition of the Freebets.com Assets

On April 1, 2024, the Group acquired the Freebets.com Assets. The acquired intangible assets are categorized between domain names and related websites, customer contracts and customer bases, and content assets (additional information regarding the acquisition of intangible assets is disclosed in Note 4 and Note 15).

Adjustment arising as a change in estimates included in additions for six months ended June 30, 2024 of $900 (see Note 15).

As of June 30, 2024 and December 31, 2023, domain names, mobile apps and related websites balance included fully amortized mobile apps with costs of $6,701 and $6,867, respectively.

For the six months ended June 30, 2024 and 2023, cash paid for intangible assets and capitalized software developments was $21,670 and $1,354, respectively.

The following table distinguishes finite and indefinite intangible assets as of June 30, 2024 and December 31, 2023:

	As of June 30, 2024	As of December 31, 2023
Net book value of assets with finite useful lives
Customer contracts	8,135	4,964
Content assets	133	—
Internally developed intangibles	4,538	4,165
Total net book value of assets with finite useful lives	12,806	9,129
Net book value of assets with indefinite useful lives
Domain names and related websites	109,558	78,071

Goodwill	10,800	10,800
Total net book value of intangible assets	133,164	98,000